Derivative Liabilities (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			201 Months Ended	207 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012	Jan. 31, 2013	Aug. 31, 2011
Derivative warrant liability fair value	$ 624,797		$ 624,797		$ 1,811,746			$ 1,811,746	$ 624,797
Convertible Stock Conversion Price Per Share			$ 0.03
Warrants Issued					(49,863,260)
Excercise Price Of Warrants			$ 0.03
Convertible Preferred Stock Liability	750,000		750,000						750,000
Legal Fees			25,000
Finders Fees			60,000
Preferred Stock Make Whole Payment Accrued	202,500		202,500						202,500
Change in fair value of derivative liabilities (Note 12)	(4,142,004)	(7,341,004)	(3,783,290)	(4,212,545)	(1,081,440)	2,220,916	4,125,590	(715,977) [1]	(4,499,267) [1]
Balance at July 31, 2012 - Derivative warrant liability										8,745,508
Exercise of additional investment rights					841,333
Common Stock [Member]
Shares To Be Issued Upon Conversion Of Warrants			24,999,999
Convertible Preferred Stock Shares To Be Issued Upon Conversion			24,999,999
Exercise of additional investment rights					0
Warrant [Member]
Warrants Issued			270,594,093
Balance at July 31, 2012 - Derivative warrant liability	762,355		762,355						762,355
Series D Convertible Preferred Stock [Member]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased	750		750						750
Preferred Stock, Dividend Rate, Percentage			9.00%
Convertible preferred stock, par value (in dollars per share)	$ 1,000		$ 1,000		$ 1,000			$ 1,000	$ 1,000
Preferred Stock Additional Dividend Rate Percentage			3.00%
Preferred Stock, Dividend Payment Terms			The dividend is payable quarterly on September 30, December 31, March 31 and June 30, beginning on December 31, 2012 and on each conversion date in cash, or at the Company's option, in shares of common stock.
Preferred Stock Make Whole Payment			270
Late Fee Payment Rate On Unpaid Dividend			18.00%
Warrants Issued			24,999,999
Amortization Period			12 months
Revaluation Of Warrants [Member]
Derivative, Average Remaining Maturity			3 years 7 months 10 days
Derivative Instruments, Gain Recognized in Income			3,783,290	4,212,545
Derivative warrant liability fair value	6,127,098		6,127,098		4,081,627			4,081,627	6,127,098
Investment Rights Liability [Member]
Change in fair value of derivative liabilities (Note 12)						326,333
Balance at July 31, 2012 - Derivative warrant liability					$ 515,000			$ 515,000

[1]	Includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to July 31, 2012" column. See Note 12 - Derivative Liabilities.